Business Combinations	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combinations	BUSINESS COMBINATIONS
Business combinations realized in the fiscal year ended March 31, 2023
Datum
Overview
On July 1, 2022, the Company acquired 100% of the issued and outstanding equity interests of U.S.-based Datum Consulting Group, LLC and its international affiliates (“Datum”) (the “Datum Acquisition”), a leader in IP enabled digital transformation services for data-rich insurers and other regulated entities such as governments. Management expects that its modernization practice and cloud-based software as a service (SaaS) offering will be complementary to Alithya's existing offerings and will allow for cross-selling opportunities.
The Datum Acquisition was completed for purchase consideration and other consideration of up to US$45,488,000 ($58,550,000), in aggregate.
The purchase consideration of US$27,200,000 ($35,010,000), in aggregate, consisted of: (i) US$13,542,000 ($17,430,000) paid in cash, net of working capital adjustment; (ii) US$4,313,000 ($5,552,000) paid by the issuance of 1,867,262 Subordinate Voting Shares; and (iii) US$9,345,000 ($12,028,000) of balance of sale, payable over three years on July 1, 2023, 2024 and 2025 (the "Anniversary Dates") (note 10).
The other consideration of up to US$18,288,000 ($23,540,000), consisted of: (i) deferred cash consideration of US$975,000 ($1,255,000); (ii) deferred share consideration of 1,867,261 Subordinate Voting Shares with a value of US$4,313,000 ($5,552,000); and (iii) potential earn-out consideration of up to US$13,000,000 ($16,733,000), all payable over three years on the Anniversary Dates.
3. BUSINESS COMBINATIONS (CONT’D)
The deferred cash consideration will be recognized as employee compensation on business acquisition, over three years (note 19).
The deferred share consideration will be recognized as share-based compensation to an employee, over three years (note 13).
The potential earn-out consideration is payable in cash (75%) and by Subordinate Voting Shares (25%), with a maximum of 1,517,151 Subordinate Voting Shares available for issuance with a value of US$3,505,000 ($4,511,000). The potential earn-out consideration has earn-out periods ending on each of the Anniversary Dates.
On March 31, 2023, an amending agreement to the equity purchase agreement was executed wherein the condition for employment for the payment of the potential earn-out was removed (The “Earn-out Amendment”).
From the acquisition date to the Earn-out Amendment date, the potential earn-out consideration payable in cash was treated as employee compensation, and was to be expensed over three years as the related services were to be provided, at the best estimate of the payout amount required to settle the present obligation at the end of the reporting period. The potential earn-out consideration payable in shares was treated as share-based compensation, which was to be expensed over the three-year vesting period.
As a result of the Earn-out Amendment, a contingent consideration liability and expense, in the amount of $9,157,000 was recorded as at March 31, 2023, representing the present value of the expected payout amount for the potential earn-out over the next three years. The contingent consideration expense is recorded in business acquisition, integration and reorganization costs.
The portion of the contingent consideration to be settled in shares is adjusted to reflect the number of awards for which the non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the non-market performance conditions at the vesting dates.
The fair value of the assets acquired, liabilities assumed, and the purchase consideration’s valuation have been completed.
For the year ended March 31, 2023, the Company incurred acquisition-related costs pertaining to the Datum Acquisition of approximately $1,369,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
3. BUSINESS COMBINATIONS (CONT'D)
Purchase Price Allocation

The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Datum	$

Current assets
Cash	2,798
Accounts receivable and other receivables	3,552
Unbilled revenue	1,301
Prepaids	159
7,810
Non-current assets
Other assets	2
Property and equipment	55
Right-of-use assets	135
Intangibles (note 7)	24,070
Goodwill (note 8)	13,696
Total assets acquired	45,768

Current liabilities
Accounts payable and accrued liabilities	4,255
Deferred revenue	945
Current portion of lease liabilities	71
5,271
Non-current liabilities
Lease liabilities	64
Deferred tax liabilities	6,398
Total liabilities assumed	11,733

Net assets acquired	34,035

As at March 31, 2023, upon final determination of the fair values, the intangibles value was increased by $1,545,000, goodwill value was reduced by $1,134,000 and deferred tax liabilities value was increased by $411,000. The effects of the adjustments to the purchase price were not material to the financial statements for the period from the acquisition date to March 31, 2023.
Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of Datum into the Group's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
3. BUSINESS COMBINATIONS (CONT'D)
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Datum	$
Consideration transferred settled in cash	17,430
Issuance of 1,867,262 Subordinate Voting Shares (note 12)	5,552
Balance of purchase payable with a nominal value of US$9,345,000 ($12,028,000) (note 10)	11,053
Total consideration transferred	34,035

Datum's contribution to the Group results
For the year ended March 31, 2023, the Datum business contributed revenues of approximately $16,326,000 and a loss before income taxes in the amount of $15,762,000, including amortization, primarily related to the acquired customer relationships, of $5,658,000, contingent consideration of $9,157,000, share-based compensation granted on business acquisitions of $2,644,000, and acquisition and integration costs of $2,099,000.

If the acquisition had occurred on April 1, 2022, pro-forma consolidated revenues and loss before income taxes for the year ended March 31, 2023 would have been $526,492,000 and $38,991,000, respectively. These amounts have been calculated using Datum’s results and adjusting for:
•differences in accounting policies between the Group and Datum;
•the removal of transaction costs incurred by Datum from April 1, 2022 to June 30, 2022; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2022.
Trafic 3W inc.
On April 1, 2022, the Company acquired all of the issued and outstanding shares of Trafic 3W inc. (the “Trafic3W Acquisition”) for total consideration of $2,005,000, comprised of cash, in the amount of $900,000, and a balance of purchase price payable in the amount of $1,105,000.
The actual amount paid at acquisition, net of the cash acquired in the amount of $86,000, was $814,000, for a total consideration transferred of $1,919,000. The purchase price was mostly allocated to intangible assets and goodwill, in the amount of $455,000 and $1,270,000 respectively. Intangible assets acquired at the date of acquisition consisted of customer relationships and goodwill, allocated to the Canada CGU.
The balance of purchase price payable was settled in October 2022 with the issuance of 83,449 Subordinate Voting Shares, for a total value of $281,000, and the balance, in the amount of $824,000, was paid cash.
3. BUSINESS COMBINATIONS (CONT'D)
Business combinations realized in the prior fiscal year ended March 31, 2022
Alithya IT Services Inc.
Overview
On April 1, 2021, the Company acquired all of the outstanding shares of R3D Consulting Inc. (now Alithya IT Services Inc.) ("Alithya IT" or "R3D") (the “R3D Acquisition”), a private Québec firm that specializes in digital solutions.
The purchase price was paid by the issuance of 25,182,676 Subordinate Voting Shares of the Company, at a value of $3.20 per share, which was the closing share price on the TSX on April 1, 2021, cash of $978,000 and assumption of accounts payable and accrued liabilities and long-term debt of $45,000 and $8,887,000, respectively, on the closing date.
The fair value of the assets acquired, liabilities assumed, and the purchase consideration’s valuation have been completed.
For the year ended March 31, 2022, the Company incurred acquisition-related costs of approximately $1,646,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
3. BUSINESS COMBINATIONS (CONT'D)
Purchase Price Allocation
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Alithya IT Services Inc.	$
Current assets
Cash	577
Accounts receivable and other receivables	9,985
Unbilled revenues	7,169
Prepaids	91
17,822
Non-current assets
Tax credits receivable	2,053
Property and equipment	2,207
Right-of-use assets	2,982
Intangibles (note 7)	52,777
Deferred tax assets	763
Goodwill (note 8)	42,491
Total assets acquired	121,095

Current liabilities
Accounts payable and accrued liabilities	15,069
Income taxes payable	155
Deferred revenues	125
Current portion of lease liabilities	592
Current portion of long-term debt	8,887
24,828
Non-current liabilities
Lease liabilities	3,620
Deferred tax liabilities	11,084
Total liabilities assumed	39,532

Net assets acquired	81,563

Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expected synergies from the integration of Alithya IT into the Group's existing business. The Company does not expect the goodwill to be deductible for income tax purposes.
3. BUSINESS COMBINATIONS (CONT'D)
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Alithya IT Services Inc.	$
Cash paid	978
Issuance of 25,182,676 Subordinate Voting Shares (note 12)	80,585
Total consideration transferred	81,563

Alithya IT 's contribution to the Group results
For the period from April 1, 2021 to December 31, 2021, the date of Alithya IT’s administrative integration within the acquired legal entity, it contributed revenues of approximately $51,002,000, a loss in the amount of $4,595,000, including amortization, primarily related to the acquired customer relationships, of $3,805,000, and business acquisition and integration costs of $3,683,000. Since the R3D Acquisition, all new contracts and all new employees related to the acquired business were recorded in other Canadian entities of the Group, in preparation for its administrative integration.
Vitalyst, LLC
Overview
On January 31, 2022, the Company acquired all of the issued and outstanding membership interest of Vitalyst, LLC (“Vitalyst”) ("Vitalyst Acquisition"), a US-based learning, employee experience and transformative change enablement business.
The Vitalyst Acquisition was originally completed for total consideration of US$45,362,000 ($57,592,000), comprised of certain accounts payable and accrued liabilities assumed of US$2,279,000 ($2,893,000), long-term debt of US$30,150,000 ($38,279,000), and US$12,933,000 ($16,420,000) paid in cash. The consideration was subject to working capital and other adjustments, and included an additional potential earn-out of up to US$1,000,000 ($1,270,000) payable before May 31, 2023. As at March 31, 2023, it was determined that no earn-out would be payable.
The fair value of the assets acquired, the liabilities assumed, and the purchase consideration’s valuation have been completed during the year ended March 31, 2023. As a result of working capital and other adjustments, the total purchase consideration was reduced by US$830,000 ($1,049,000) during the year ended March 31, 2023, resulting in decrease in goodwill in the amount of $1,049,000 (note 8). The effects of the adjustments to the purchase price were not material to the financial statements for the year ended March 31, 2022.
For the year ended March 31, 2022, the Company incurred acquisition-related costs of approximately $1,652,000. These costs have been recorded in the consolidated statement of operations in business acquisition, integration and reorganization costs.
3. BUSINESS COMBINATIONS (CONT'D)
Purchase Price Allocation
As at March 31, 2022, the preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Vitalyst	$
Current assets
Cash	1,116
Accounts receivable and other receivables	6,301
Unbilled revenues	1,101
Prepaids	1,403
9,921
Non-current assets
Other assets	157
Property and equipment	583
Right-of-use assets	3,975
Intangibles (note 7)	26,323
Goodwill (note 8)	31,498
Total assets acquired	72,457

Current liabilities
Accounts payable and accrued liabilities	5,237
Deferred revenues	7,936
Current portion of lease liabilities	1,007
Current portion of long-term debt	38,584
52,764
Non-current liabilities
Lease liabilities	3,273
Total liabilities assumed	56,037

Net assets acquired	16,420

Goodwill
The goodwill recognized consists mainly of the future economic value attributable to the profitability of the acquired business, as well as its workforce and expertise. The Company does not expect the goodwill to be deductible for income tax purposes.
3. BUSINESS COMBINATIONS (CONT'D)
Consideration paid
The following table summarizes the acquisition date fair value of each class of consideration as follows as disclosed as at March 31, 2022:

Acquisition of Vitalyst	$
Cash paid	16,420
Earn-out	—
Total consideration transferred	16,420

During the year ended March 31, 2023, the consideration paid in cash was reduced by $1,049,000.
Vitalyst's contribution to the Group results
For the year ended March 31, 2022, the Vitalyst business contributed revenues of approximately $4,980,000, and a loss before income taxes in the amount of $1,219,000, including amortization, primarily related to the acquired customer relationships, of $569,000, and acquisition and integration costs of $1,693,000.

If the acquisition had occurred on April 1, 2021, consolidated pro-forma revenue and loss before incomes taxes for the year ended March 31, 2022 would have been $464,327,000 and $13,457,000, respectively. These amounts have been calculated using Vitalyst’s results and adjusting for:
•differences in accounting policies between the Group and Vitalyst;
•the removal of transaction costs incurred by Vitalyst from April 1, 2021 to January 31, 2022; and
•the additional amortization that would have been charged assuming the fair value adjustments to intangibles had been applied from April 1, 2021.